Income Taxes - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Income Taxes
Unrecognized tax benefits that if recognized, would affect annual effective tax rate	¥ 2,645		¥ 2,965		$ 405
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of year	3,006	$ 461
Additions based on tax positions related to the current year	4,896	750	2,252
Additions related to prior year tax position			1,092
Decreases related to prior year tax position	(2,252)	(345)	(338)
Balance at the end of year	5,650	$ 866	3,006
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest expense was accrued in relation to the unrecognized tax benefits	¥ 0		0	¥ 0
Accumulated interest expenses recorded in unrecognized tax benefits			¥ 0	¥ 0